DESCRIPTION OF PLAN - Eligibility (Details) - 401(k) Plan		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2025
DESCRIPTION OF PLAN
Minimum age for Plan eligibility		21 years
Employee contribution (as a percent)		75.00%
Minimum service period for employee contribution for other than highly compensated employees		1 month
Minimum service period for employee contribution for highly compensated employees		1 year
Automatic deferral rate (as a percent)	1.00%	3.00%
Minimum service period for receiving employer contribution		1 year
Employer matching contribution (as a percent)		100.00%
Participant compensation matched (as a percent)		6.00%
Maximum
DESCRIPTION OF PLAN
Employee contribution (as a percent)		75.00%
Participant compensation matched (as a percent)		6.00%